Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Treasury Stock, Common	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Balance (in shares) at Dec. 31, 2024		71,982
Balance at Dec. 31, 2024	$ 792,991	$ 202	$ (1,995)	$ 3,123,024	$ (2,320,209)	$ (8,031)
Treasury Stock (in shares) at Dec. 31, 2024			(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)		675
Issuance of ordinary shares in connection with share-based compensation plans	0	$ 1		(1)
Share-based compensation	6,213			6,213
Comprehensive income (loss)	(14,363)				(13,054)	(1,309)
Balance (in shares) at Mar. 31, 2025		72,657
Balance at Mar. 31, 2025	$ 784,841	$ 203	$ (1,995)	3,129,236	(2,333,263)	(9,340)
Treasury Stock (in shares) at Mar. 31, 2025			(266)
Balance (in shares) at Dec. 31, 2025	86,376	86,376
Balance at Dec. 31, 2025	$ 842,900	$ 242	$ (1,995)	3,275,344	(2,424,494)	(6,197)
Treasury Stock (in shares) at Dec. 31, 2025			(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)		704
Issuance of ordinary shares in connection with share-based compensation plans	0	$ 2		(2)
Share-based compensation	5,285			5,285
Comprehensive income (loss)	(22,579)				(23,825)	1,246
Balance (in shares) at Mar. 31, 2026		87,080
Balance at Mar. 31, 2026	$ 825,606	$ 244	$ (1,995)	$ 3,280,627	$ (2,448,319)	$ (4,951)
Treasury Stock (in shares) at Mar. 31, 2026			(266)